Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Income Before Income Taxes

For the years ended December 31, 2012, 2011 and 2010, income from operations before taxes consisted of the following:

	2012	2011	2010
U.S. operations	$(13,834,154)	$(35,543,726)	$(13,892,300)
Foreign operations	(48,704,709)	—	—

	$(62,538,863)	$(35,543,726)	$(13,892,300)

Reconciliation Between Effective Tax Rate and Federal Statutory Rate

Income tax expense attributable to income from operations was $0, $2,510,653 and $2,878,440 for the years ended December 31, 2012, 2011 and 2010, respectively, and differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pretax income from operations as a result of the following:

	2012	2011	2010
Federal statutory rate	35%	34%	34%
States taxes, net of federal benefit	0%	4%	4%
Foreign rate differential	(8)%	—	—
Permanent items—change in contingent consideration	(1)%	(1)%	(11)%
Research and development credits	1%	—	—
Valuation allowance	(27)%	(30)%	—

	—%	7%	26%

Tax Effects of Significant Portions of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below.

	2012	2011
Deferred tax assets:
Stock compensation	$1,033,073	$720,323
Federal net operating losses	—	14,004,551
State net operating losses	—	1,647,590
Foreign net operating losses	12,176,177	—

Total deferred tax assets	$13,209,250	$16,372,464

Deferred tax liabilities:
In process research & development	$—	$5,811,000

Total deferred tax liabilities	$—	$5,811,000

Valuation allowance	$12,428,114	$10,561,464

Net deferred tax assets	$781,136	$—

Schedule of Unrecognized Tax Benefits

The total amount of federal, foreign, state and local unrecognized tax benefits was $1,116,687 million at December 31, 2012 and $0 at December 31, 2011.

Balance at December 31, 2011	$—
Increase related to prior year tax positions	116,687
Decrease related to prior year tax positions	—
Increase related to current year tax positions	1,000,000

Balance at December 31, 2012	$1,116,687